BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS
November 30, 2021 (Unaudited)

COMMON STOCKS - 68.0%	Shares	Value
Communications - 6.2%
Cable & Satellite - 0.2%
Charter Communications, Inc. - Class A (a)	173	$ 111,806

Internet Media & Services - 6.0%
Alphabet, Inc. - Class A (a)	549	1,558,035
Alphabet, Inc. - Class C (a)	527	1,501,444
Booking Holdings, Inc. (a)	60	126,111
Meta Platforms, Inc. - Class A (a)	2,617	849,112
Netflix, Inc. (a)	917	588,622
Shopify, Inc. - Class A (a)	65	98,916
		4,722,240
Consumer Discretionary - 10.1%
Apparel & Textile Products - 0.7%
LVMH Moet Hennessy Louis Vuitton S.A. - ADR	627	98,170
NIKE, Inc. - Class B	2,517	425,977
		524,147
Automotive - 2.8%
Daimler AG - ADR	4,328	101,881
Ford Motor Company	7,811	149,893
General Motors Company (a)	3,105	179,686
Tesla, Inc. (a)	1,477	1,690,811
Toyota Motor Corporation - ADR	579	102,975
		2,225,246
E-Commerce Discretionary - 4.3%
Amazon.com, Inc. (a)	962	3,373,801

Leisure Facilities & Services - 0.7%
McDonald's Corporation	1,762	430,985
Starbucks Corporation	1,485	162,816
		593,801
Retail - Discretionary - 1.6%
Home Depot, Inc. (The)	2,206	883,746
Lowe's Companies, Inc.	1,504	367,863
		1,251,609

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 68.0% (Continued)	Shares	Value
Consumer Staples - 4.0%
Beverages - 1.1%
Coca-Cola Company (The)	4,790	$ 251,236
Diageo plc - ADR	507	103,007
PepsiCo, Inc.	3,031	484,293
		838,536
Food - 0.3%
Mondelez International, Inc. - Class A	1,812	106,799
Nestlé S.A. - ADR	925	118,863
		225,662
Household Products - 1.1%
L'Oreal S.A. - ADR	999	90,180
Procter & Gamble Company (The)	5,604	810,226
		900,406
Retail - Consumer Staples - 1.5%
Costco Wholesale Corporation	782	421,795
Target Corporation	1,061	258,714
Walmart, Inc.	3,460	486,580
		1,167,089
Energy - 1.9%
Oil & Gas Producers - 1.9%
BP plc - ADR	1,817	47,169
Chevron Corporation	4,724	533,198
ConocoPhillips	2,729	191,385
Exxon Mobil Corporation	10,545	631,013
Royal Dutch Shell plc - Class B - ADR	2,352	98,925
		1,501,690
Financials - 7.4%
Asset Management - 0.4%
BlackRock, Inc.	310	280,429

Banking - 4.0%
Bank of America Corporation	16,982	755,190
Bank of Nova Scotia (The)	1,623	101,324
BNP Paribas S.A. - ADR	2,920	91,089
Commonwealth Bank of Australia - ADR	711	46,627
HSBC Holdings plc - ADR	3,503	96,963

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 68.0% (Continued)	Shares	Value
Financials - 7.4% (Continued)
Banking - 4.0% (Continued)
JPMorgan Chase & Company	7,739	$ 1,229,185
Royal Bank of Canada	896	88,731
Toronto-Dominion Bank (The)	1,373	98,938
U.S. Bancorp	3,475	192,307
Wells Fargo & Company	8,825	421,659
		3,122,013
Institutional Financial Services - 0.9%
Bank of New York Mellon Corporation (The)	1,781	97,581
Goldman Sachs Group, Inc. (The)	761	289,934
Hong Kong Exchanges and Clearing Ltd. - ADR	856	47,268
Morgan Stanley	3,148	298,493
		733,276
Insurance - 1.9%
American International Group, Inc.	1,907	100,308
Berkshire Hathaway, Inc. - Class B (a)	4,565	1,263,090
MetLife, Inc.	1,914	112,276
		1,475,674
Specialty Finance - 0.2%
American Express Company	764	116,357
Capital One Financial Corporation	551	77,432
		193,789
Health Care - 6.7%
Biotech & Pharma - 3.4%
AbbVie, Inc.	4,212	485,559
AstraZeneca plc - ADR	859	47,099
CSL Ltd. - ADR	869	95,086
Eli Lilly & Company	1,511	374,789
Gilead Sciences, Inc.	3,025	208,513
Merck & Company, Inc.	6,610	495,155
Novo Nordisk A/S - ADR	2,411	257,567
Pfizer, Inc.	10,746	577,383
Roche Holding AG - ADR	3,317	161,803
		2,702,954
Health Care Facilities & Services - 1.5%
CVS Health Corporation	2,677	238,414

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 68.0% (Continued)	Shares	Value
Health Care - 6.7% (Continued)
Health Care Facilities & Services - 1.5% (Continued)
UnitedHealth Group, Inc.	2,063	$ 916,426
		1,154,840
Medical Equipment & Devices - 1.8%
Abbott Laboratories	4,387	551,753
Danaher Corporation	1,132	364,096
Thermo Fisher Scientific, Inc.	720	455,638
		1,371,487
Industrials - 2.4%
Aerospace & Defense - 0.4%
Airbus SE - ADR (a)	2,768	77,559
General Dynamics Corporation	563	106,390
Raytheon Technologies Corporation	1,937	156,742
		340,691
Commercial Support Services - 0.1%
Recruit Holdings Company Ltd. - ADR	8,617	104,696

Diversified Industrials - 0.6%
Emerson Electric Company	746	65,529
General Electric Company	1,555	147,709
Honeywell International, Inc.	813	164,421
Siemens AG - ADR	1,120	89,645
		467,304
Electrical Equipment - 0.2%
ABB Ltd. - ADR	1,365	47,161
Schneider Electric SE - ADR	2,883	102,462
		149,623
Transportation & Logistics - 1.1%
Canadian National Railway Company	807	102,142
Deutsche Post AG - ADR	717	42,590
Union Pacific Corporation	1,581	372,547
United Parcel Service, Inc. - Class B	1,514	300,332
		817,611
Materials - 0.6%
Chemicals - 0.6%
DuPont de Nemours, Inc.	1,496	110,644

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 68.0% (Continued)	Shares	Value
Materials - 0.6% (Continued)
Chemicals - 0.6% (Continued)
Linde plc	1,191	$ 378,905
		489,549
Real Estate - 8.9%
REITs - 8.9%
Alexandria Real Estate Equities, Inc.	1,184	236,883
American Campus Communities, Inc.	1,257	65,037
American Tower Corporation	1,694	444,641
AvalonBay Communities, Inc.	1,246	297,632
Boston Properties, Inc.	1,380	148,819
Cousins Properties, Inc.	1,455	54,941
Crown Castle International Corporation	1,627	295,545
Digital Realty Trust, Inc.	2,710	454,575
Duke Realty Corporation	2,769	161,516
Equinix, Inc.	374	303,763
Equity LifeStyle Properties, Inc.	1,472	119,674
Equity Residential	3,170	270,433
Essex Property Trust, Inc.	594	201,627
Extra Space Storage, Inc.	1,020	204,000
Federal Realty Investment Trust	622	76,301
Healthpeak Properties, Inc.	5,498	180,664
Host Hotels & Resorts, Inc. (a)	7,590	119,163
Invitation Homes, Inc.	5,004	202,362
Kilroy Realty Corporation	491	31,684
Mid-America Apartment Communities, Inc.	718	148,088
Orion Office REIT, Inc. (a)	387	6,875
Prologis, Inc.	4,812	725,409
Public Storage	1,330	435,415
Realty Income Corporation	3,776	256,466
Regency Centers Corporation	1,480	102,623
SBA Communications Corporation	1,061	364,772
Simon Property Group, Inc.	3,103	474,263
Sun Communities, Inc.	918	173,116
UDR, Inc.	2,659	150,845
Welltower, Inc.	3,804	302,874
		7,010,006

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 68.0% (Continued)	Shares	Value
Technology - 19.0%
Semiconductors - 3.4%
ASML Holding N.V.	624	$ 493,902
Broadcom, Inc.	919	508,832
NVIDIA Corporation	3,357	1,096,933
QUALCOMM, Inc.	865	156,185
Texas Instruments, Inc.	2,240	430,909
		2,686,761
Software - 7.7%
Adobe, Inc. (a)	856	573,392
Microsoft Corporation	14,001	4,628,591
Oracle Corporation	3,379	306,610
salesforce.com, inc. (a)	1,675	477,308
SAP SE - ADR	367	47,137
		6,033,038
Technology Hardware - 7.3%
Apple, Inc.	30,679	5,071,239
Cisco Systems, Inc.	9,532	522,735
Sony Group Corporation - ADR	912	111,127
		5,705,101
Technology Services - 0.6%
Accenture plc - Class A	1,283	458,544
Kyndryl Holdings, Inc. (a)	197	3,106
		461,650
Utilities - 0.8%
Electric Utilities - 0.8%
Duke Energy Corporation	960	93,129
Exelon Corporation	2,029	106,989
NextEra Energy, Inc.	4,270	370,551
Southern Company (The)	1,269	77,536
		648,205

Total Common Stocks (Cost $45,381,406)		$ 53,384,730

EXCHANGE-TRADED FUNDS - 30.3%	Shares	Value
iShares Core MSCI Emerging Markets ETF	39,548	$ 2,377,626

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS - 30.3% (Continued)	Shares	Value
iShares Core S&P Total U.S. Stock Market ETF	43,064	$ 4,454,110
iShares Core U.S. REIT ETF	14,001	877,723
iShares Gold Trust (a)	23,211	781,746
iShares TIPS Bond ETF	24,260	3,145,552
PIMCO 15+ Year U.S. TIPS Index ETF	18,059	1,667,026
SPDR® Portfolio Long Term Treasury ETF	36,665	1,579,528
Vanguard FTSE Developed Markets ETF	112,643	5,598,357
Vanguard Short-Term Inflation-Protected Securities ETF	41,580	2,167,150
Vanguard Small-Cap ETF	5,336	1,172,052
Total Exchange-Traded Funds (Cost $20,279,916)		$ 23,820,870

MONEY MARKET FUNDS - 1.1%	Shares	Value
First American Government Obligations Fund - Class X, 0.03% (b) (Cost $837,964)	837,964	$ 837,964

Investments at Value - 99.4% (Cost $66,499,286)		$ 78,043,564

Other Assets in Excess of Liabilities - 0.6%		507,345

Net Assets - 100.0%		$ 78,550,909

ADR – American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of November 30, 2021.